STOCKHOLDERS EQUITY (DEFICIT) (Details 3) - Registered Warrant - 5.50	12 Months Ended
Dec. 31, 2022 $ / shares shares
Exercise price range	5.50
Number of exercisable Register warrant	2,975,497
Number of exercisable options	2,975,497
Weighted average exercise price exercisable term	1 year 6 months
Weighted average exercise price exercisable | $ / shares	$ 5.50